Equity (Details) - Schedule of accumulated other comprehensive income (loss) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (8,771)	$ (8,846)
Other comprehensive income before reclassifications		322
Other comprehensive income (loss) before reclassifications	(5,595)
Amounts reclassified from accumulated other comprehensive loss	143	152
Other comprehensive income (loss)	(5,452)	474
Ending balance	(14,223)	(8,372)
Net Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,572	(1,673)
Other comprehensive income before reclassifications		2,427
Other comprehensive income (loss) before reclassifications	(506)
Amounts reclassified from accumulated other comprehensive loss	143	152
Other comprehensive income (loss)	(363)	2,579
Ending balance	1,209	906
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(10,343)	(7,173)
Other comprehensive income before reclassifications		(2,105)
Other comprehensive income (loss) before reclassifications	(5,089)
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive income (loss)	(5,089)	(2,105)
Ending balance	$ (15,432)	$ (9,278)